Changes in Accumulated Other Comprehensive Income (AOCI) by Component	12 Months Ended
Dec. 31, 2016
Changes In Accumulated Other Comprehensive Income Aoci By Component [Abstract]
Changes in Accumulated Other Comprehensive Income (AOCI) by Component
Note 11:	Changes in Accumulated Other Comprehensive Income (AOCI) by Component

Amounts reclassified from AOCI and the affected line items in the statements of income during the years ended December 31, 2016 and 2015, were as follows:

	Amounts Reclassified from AOCI		Affected Line Item in the
	2016	2015	Statements of Income

Realized gains on available-for-sale securities	$399,599	$320,585	Realized gain on sale of securities
			Total reclassified amount before tax
	(135,864)	(108,999)	Tax expense

	$263,735	$211,586	Net reclassified amount